Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total assets	$ (6,945,912)	$ (8,072,864)
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	(348,785)	(353,241)
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	(132,425)	(102,701)
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Total assets	(16,400)	14,746
Teekay Parent
Segment Reporting Information [Line Items]
Total assets	(811,258)	(1,055,191)
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	(4,647,242)	(5,249,465)
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	(1,743,013)	(2,140,652)
Teekay Parent [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total assets	(60,002)	(80,455)
Teekay Parent [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ (30,845)	$ (161,096)